Document and Entity Information	Dec. 11, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2025
Entity Registrant Name	Evommune, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42938
Entity Tax Identification Number	85-0742575
Entity Address Address Line 1	1841 Page Mill Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94304
City Area Code	925
Local Phone Number	247-4487
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EVMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002044725